UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.10%

Aerospace & Defense 1.83%

Goodrich Corp.	60,727	$7,328
Rockwell Collins, Inc.	533,600	28,153

Total		35,481

Airlines 0.51%

Southwest Airlines Co.	1,222,100	9,826

Auto Components 0.57%

Lear Corp.	258,072	11,071

Beverages 0.65%

Dr. Pepper Snapple Group, Inc.	325,000	12,604

Capital Markets 3.34%

Affiliated Managers Group, Inc.*	202,600	15,813
Invesco Ltd.	414,000	6,421
Lazard Ltd. Class A	1,318,500	27,821
LPL Investment Holdings, Inc.*	579,000	14,718

Total		64,773

Chemicals 3.88%

Air Products & Chemicals, Inc.	196,300	14,991
Ashland, Inc.	497,729	21,970
Celanese Corp. Series A	560,194	18,223
Eastman Chemical Co.	293,476	20,112

Total		75,296

Commercial Banks 7.48%

City National Corp.	584,476	22,070
Comerica, Inc.	718,400	16,501
Commerce Bancshares, Inc.	452,600	15,728
Cullen/Frost Bankers, Inc.	419,600	19,243
Hancock Holding Co.	769,607	20,610
M&T Bank Corp.	336,200	23,500
Signature Bank*	412,528	19,690
UMB Financial Corp.	236,868	7,599

Total		144,941

Commercial Services & Supplies 1.77%

Republic Services, Inc.	1,225,000	34,373

Construction & Engineering 1.48%

Jacobs Engineering Group, Inc.*	525,200	16,959
URS Corp.*	398,434	11,817

Total		28,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2011

Investments	Shares	Fair Value (000)
Containers & Packaging 2.97%

Ball Corp.	261,000	$8,096
Greif, Inc. Class A	542,201	23,255
Temple-Inland, Inc.	837,377	26,269

Total		57,620

Diversified Financial Services 0.47%

CIT Group, Inc.*	297,400	9,032

Diversified Telecommunication Services 1.12%

CenturyLink, Inc.	655,800	21,720

Electric: Utilities 1.96%

Northeast Utilities	355,900	11,976
PPL Corp.	912,993	26,057

Total		38,033

Electrical Equipment 1.62%

AMETEK, Inc.	263,792	8,697
General Cable Corp.*	708,500	16,543
Woodward, Inc.	224,183	6,143

Total		31,383

Electronic Equipment, Instruments & Components 2.08%

Anixter International, Inc.	225,000	10,674
FLIR Systems, Inc.	490,171	12,279
TE Connectivity Ltd. (Switzerland)(a)	615,800	17,328

Total		40,281

Energy Equipment & Services 4.98%

Ensco plc ADR	240,400	9,719
GulfMark Offshore, Inc. Class A*	132,320	4,809
Halliburton Co.	491,600	15,004
Helmerich & Payne, Inc.	160,000	6,496
Rowan Cos., Inc.*	479,200	14,467
Superior Energy Services, Inc.*	543,000	14,248
Tidewater, Inc.	382,700	16,093
Weatherford International Ltd. (Switzerland)*(a)	1,289,800	15,748

Total		96,584

Food Products 2.36%

Bunge Ltd.	784,900	45,752

Gas Utilities 0.47%

Questar Corp.	516,400	9,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.54%

Kinetic Concepts, Inc.*	295,600	$19,477
St. Jude Medical, Inc.	367,338	13,294
Zimmer Holdings, Inc.*	307,800	16,467

Total		49,238

Health Care Providers & Services 4.27%

AmerisourceBergen Corp.	124,500	4,640
Coventry Health Care, Inc.*	572,000	16,479
DaVita, Inc.*	90,000	5,640
HealthSouth Corp.*	414,300	6,186
Humana, Inc.	212,700	15,470
McKesson Corp.	300,350	21,835
Patterson Cos., Inc.	274,000	7,845
Universal Health Services, Inc. Class B	140,000	4,760

Total		82,855

Hotels, Restaurants & Leisure 0.13%

Darden Restaurants, Inc.	60,647	2,593

Household Durables 3.48%

Beam, Inc.	510,800	27,624
Garmin Ltd. (Switzerland)(a)	194,400	6,176
Harman International Industries, Inc.	410,000	11,718
Tupperware Brands Corp.	407,154	21,880

Total		67,398

Industrial Conglomerates 0.65%

Tyco International Ltd. (Switzerland)(a)	309,700	12,620

Information Technology Services 2.35%

Fiserv, Inc.*	614,700	31,208
Western Union Co. (The)	931,700	14,246

Total		45,454

Insurance 3.73%

ACE Ltd. (Switzerland)(a)	254,800	15,441
Aon Corp.	539,900	22,665
Marsh & McLennan Cos., Inc.	565,300	15,003
PartnerRe Ltd.	368,800	19,277

Total		72,386

Life Sciences Tools & Services 0.36%

Charles River Laboratories International, Inc.*	240,000	6,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2011

Investments	Shares	Fair Value (000)
Machinery 7.01%

Dover Corp.	512,500	$23,882
Eaton Corp.	515,000	18,283
Ingersoll-Rand plc (Ireland)(a)	345,000	9,691
Kennametal, Inc.	444,161	14,542
Pall Corp.	425,323	18,034
Parker Hannifin Corp.	200,000	12,626
SPX Corp.	205,800	9,325
Trinity Industries, Inc.	1,056,369	22,617
WABCO Holdings, Inc.*	183,000	6,928

Total		135,928

Media 4.93%

Discovery Communications, Inc. Class A*	451,000	16,967
Interpublic Group of Cos., Inc. (The)	6,005,518	43,240
Omnicom Group, Inc.	961,200	35,410

Total		95,617

Metals & Mining 4.54%

Agnico-Eagle Mines Ltd. (Canada)(a)	228,400	13,594
Carpenter Technology Corp.	424,700	19,065
IAMGOLD Corp. (Canada)(a)	1,369,700	27,093
Reliance Steel & Aluminum Co.	585,434	19,911
Royal Gold, Inc.	129,415	8,290

Total		87,953

Multi-Line Retail 1.51%

Macy’s, Inc.	1,110,400	29,226

Multi-Utilities 1.37%

CMS Energy Corp.	1,345,000	26,618

Office Electronics 0.97%

Xerox Corp.	2,692,300	18,765

Oil, Gas & Consumable Fuels 7.60%

Cabot Oil & Gas Corp.	105,700	6,544
CONSOL Energy, Inc.	310,000	10,518
El Paso Corp.	1,657,467	28,973
EQT Corp.	918,002	48,985
Forest Oil Corp.*	267,075	3,846
QEP Resources, Inc.	1,020,000	27,611
Range Resources Corp.	358,200	20,940

Total		147,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2011

Investments	Shares	Fair Value (000)
Pharmaceuticals 4.03%

Mylan, Inc.*	2,245,000	$38,165
Par Pharmaceutical Cos., Inc.*	374,800	9,977
Warner Chilcott plc Class A (Ireland)*(a)	1,100,000	15,730
Watson Pharmaceuticals, Inc.*	210,000	14,333

Total		78,205

Real Estate Investment Trusts 0.70%

Alexandria Real Estate Equities, Inc.	220,000	13,506

Road & Rail 0.70%

Kansas City Southern*	272,400	13,609

Semiconductors & Semiconductor Equipment 0.88%

Analog Devices, Inc.	229,900	7,184
Micron Technology, Inc.*	1,967,000	9,914

Total		17,098

Software 1.87%

Adobe Systems, Inc.*	854,162	20,645
Intuit, Inc.*	328,400	15,579

Total		36,224

Specialty Retail 2.94%

Guess?, Inc.	698,200	19,892
PetSmart, Inc.	315,000	13,435
Pier 1 Imports, Inc.*	2,417,800	23,646

Total		56,973

Total Common Stocks (cost $1,823,230,074)		1,863,243

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.28%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $64,965,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $64,965,000; proceeds: $63,688,098 (cost $63,688,045)	$63,688	63,688

Total Investments in Securities 99.38% (cost $1,886,918,119)		1,926,931

Other Assets in Excess of Liabilites 0.62%		12,018

Net Assets 100.00%		$1,938,949

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,863,243	$—	$—	$1,863,243
Repurchase Agreement	—	63,688	—	63,688

Total	$1,863,243	$63,688	$—	$1,926,931

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of September 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,887,602,013

Gross unrealized gain	232,598,681
Gross unrealized loss	(193,269,401)

Net unrealized security gain	$39,329,280

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011